Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial information and the instructions to Rule
10-01
of Regulation
S-X.
The condensed consolidated financial statements, including the condensed notes thereto, are unaudited and exclude some of the disclosures required in audited financial statements. The condensed consolidated balance sheet as of December 31, 2021 has been derived from the Company’s audited financial statements as of that date, but does not include all of the information and footnotes required by GAAP for complete financial statements.
In the opinion of management, the accompanying condensed consolidated financial statements contain all adjustments and eliminations, consisting only of normal recurring adjustments necessary for a fair presentation in conformity with GAAP. The accompanying condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements included herein.

The accompanying condensed consolidated financial statements include the accounts of the Company and its subsidiaries for which we have a controlling interest. All intercompany balances and transactions have been eliminated in consolidation.
Certain amounts in the prior year condensed consolidated financial statements and notes to the condensed consolidated financial statements have been reclassified to conform to the current year presentation. Such reclassifications did not impact previously reported net loss or accumulated deficit or change net cash provided by or used in operating, investing or financing activities.
Organization and Offering Costs
Organization and offering costs in the Initial Offering were paid by our advisor, which totaled $14.1 million. Organization and offering costs with the
Follow-on
Offering are paid by purchasers of the shares through an adjustment to the purchase price of the share or their distribution (depending on the class of share purchased) or by us. They are recorded as an offset to equity. As of March 31, 2022, approximately $4.7 million in organization and offering costs had been incurred in connection with the
Follow-on
Offering.
Organization and offering costs in the Private Offering for our Series 2019 Preferred Stock were paid by us. They are deferred and amortized up to the redemption date through interest expense. We incurred approximately $13.2 million of organization and offering costs related to the Private Offering, which was fully subscribed and terminated in March 2022.
Income Taxes
As a REIT, we are not subject to federal income tax with respect to the portion of our income that meets certain criteria and is distributed annually to stockholders. Taxable income from activities managed through our taxable REIT subsidiary (“TRS”) are subject to federal, state and local income taxes. Provision for such taxes has been included in income tax expense on our condensed consolidated statements of operations. In 2018, we entered into an incentive allocation agreement with a real estate firm who bought a portfolio of twelve assets from us. The agreement allowed us to participate in distributions from the portfolio should returns on the portfolio exceed certain amounts. In March 2022, the firm sold the portfolio and our TRS realized a promote distribution of $30.3 million. Income tax expense accrued for this discrete item was $7.3 million.

2. Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). In the opinion of management, the accompanying consolidated financial statements contain all adjustments and eliminations, consisting only of normal recurring adjustments necessary for a fair presentation in conformity with GAAP.
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and subsidiaries under its control. The Operating Partnership and its subsidiaries are consolidated as they are controlled by CCI. All intercompany balances and transactions have been eliminated in consolidation.
Some of our partially owned and unconsolidated properties are owned through a tenant in common (“TIC interest”) structure. TIC interests constitute separate and undivided interests in real property. TIC interests in properties for which we exercise significant influence are accounted for using the equity method of accounting until we have acquired a 100% interest in the property.
Number of units and certain other measures used to describe real estate assets included in the notes to the consolidated financial statements are presented on an unaudited basis.
Certain amounts in the prior year consolidated financial statements and notes to the consolidated financial statements have been reclassified to conform to the current year presentation. Such reclassifications did not impact previously reported net loss or accumulated deficit or change net cash provided by or used in operating, investing or financing activities.
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Variable Interest Entities
We invest in entities that qualify as variable interest entities (“VIEs”). All VIEs for which we are the primary beneficiary are consolidated. VIEs for which we are not the primary beneficiary are accounted for under the equity method. A VIE is a legal entity in which the equity investors at risk lack sufficient equity to finance the entity’s activities without additional subordinated financial support or, as a group, the equity investors at risk lack the power to direct the entity’s activities and the obligation to absorb the entity’s expected losses or the right to receive the entity’s expected residual returns. Qualitative and quantitative factors are considered in determining whether we are the primary beneficiary of a VIE, including, but not limited to, which activities most significantly impact economic performance, which party controls such activities, the amount and characteristics of our investments, the obligation or likelihood for us or other investors to provide financial support, and the management relationship of the property.
CROP is a VIE as the limited partners lack substantive
kick-out
rights and substantive participating rights. We are the primary beneficiary of CROP as we have the power to direct the activities that most significantly impact economic performance and the rights to receive economic benefits. Substantially all of our assets and liabilities are held in CROP.
In cases where we become the primarily beneficiary of a VIE, we recognized a gain or loss for the difference between the sum of (1) the fair value of any consideration paid, the fair value of the noncontrolling interest, and the reported amount of our equity method investment and (2) the net fair value of identifiable assets and liabilities of the VIE.
Investments in Real Estate
In accordance with Accounting Standards Codification Topic 805,
Business Combinations
, we determine whether an acquisition qualifies as a business combination or as an asset acquisition.
We account for business combinations by recognizing assets acquired and liabilities assumed at their fair values as of the acquisition date and expensing transaction costs. Differences between the transaction price and the fair value of identifiable assets acquired, the liabilities assumed, and any non-controlling
interest in the acquiree, are accounted for as goodwill, or conversely, as a gain on bargain purchase. Transaction costs are included within general and administrative expenses on our consolidated statements of operations as incurred. The CRII Merger was accounted for as a business combination.
We account for asset acquisitions by allocating the total cost to the individual assets acquired and liabilities assumed on a relative fair value basis. Real estate assets and liabilities include land, building, furniture, fixtures and equipment, other personal property, in-place
lease intangibles and debt. Asset acquisition accounting is also used when we acquire a controlling interest through the acquisition of additional interests in partially owned real estate.
Fair values are determined using methods similar to those used by independent appraisers, and include using replacement cost estimates less depreciation, discounted cash flows, market comparisons, and direct capitalization of net operating income. The fair value of debt assumed is determined using a discounted cash flow analysis based on remaining loan terms and principal. Discount rates are based on management’s estimates of current market interest rates for instruments with similar characteristics, and consider remaining loan term and loan-to-value
ratio. The fair value of debt is a present value application which discounts the difference between the remaining contractual and market debt service payments at an equity discount rate. The equity discount rate is an estimated levered return and is calculated using the LTV, unlevered property discount rate, and a market rate.
Real Estate Assets, Net
We state real estate assets at cost, less accumulated depreciation and amortization. We capitalize costs related to the development, construction, improvement, and significant renovation of properties, which include capital replacements such as scheduled carpet replacement, new roofs, HVAC units, plumbing, concrete, masonry and other paving, pools and various exterior building improvements. We also capitalize salary costs directly attributable to significant renovation work.
We compute depreciation on a straight-line basis over the estimated useful lives of the related assets. Intangible lease assets are amortized to depreciation and amortization over the remaining lease term. The useful lives of our real estate assets are as follows (in years):

Land improvements	5–15
Buildings	30
Building improvements	5–15
Furniture, fixtures and equipment	5–15
Intangible lease assets	Over lease term
We expense ordinary maintenance and repairs to operations as incurred. We capitalize significant renovations and improvements that improve and/or extend the useful life of an asset and amortize over their estimated useful life, generally five to 15 years.
Impairment of Long-Lived Assets
Long-lived assets include real estate assets, acquired intangible assets, and investments in real-estate related loans. Intangible assets are amortized on a straight-line basis over their estimated useful lives. On an annual basis, we assess potential impairment indicators of long-lived assets. We also review for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Indicators that may cause an impairment review include, but are not limited to, significant under-performance relative to historical or projected future operating results and significant market or economic trends. When we determine the carrying value of a long-lived asset may not be recoverable based upon the existence of one or more of the above indicators, we determine recoverability by comparing the carrying amount of the asset to the net future undiscounted cash flows the asset is expected to generate. We recognize, if appropriate, an impairment equal to the amount by which the carrying amount exceeds the fair value of the asset. No impairment losses were recognized for the years ended December 31, 2021 and 2020 related to our long-lived assets.
Investments in Unconsolidated Real Estate Entities
Real estate investments where we have significant noncontrolling influence and VIEs where we are not the primary beneficiary are accounted for under the equity method.
Equity method investments in unconsolidated real estate entities are recorded at cost, adjusted for our share of net earnings or losses each period, and reduced by distributions. Equity in earnings or losses is generally recognized based on our ownership interest in the earnings or losses of the unconsolidated real estate entities. We follow the “look through” approach for classification of distributions from unconsolidated real estate entities in the consolidated statements of cash flows. Under this approach, distributions are reported under operating cash flow unless the facts and circumstances of a specific distribution clearly indicate that it is a return of capital (e.g., a liquidating dividend or distribution of the proceeds from the entity’s sale of assets), in which case it is reported as an investing activity.
We assess potential impairment of investments in unconsolidated real estate entities whenever events or changes in circumstances indicate that the fair value of the investment is less than its carrying value. To the extent impairment has occurred, and is not considered temporary, the impairment is measured as the excess of the carrying amount of the investment over the fair value of the investment. No impairment losses were recognized for the years ended December 31, 2021 and 2020 related to our investments in unconsolidated real estate entities.
Evaluation of Acquisition, Construction and Development Investments
We evaluate our investments in real-estate related loans at the time of origination to determine whether these arrangements represent, in economic substance, an investment in real estate or a loan using the guidance for acquisition, development, and construction (“ADC”) arrangements. This includes evaluating the risks and rewards of each arrangement and the characteristics of an owner of real estate versus those of a lender.
Investments in Real-Estate Related Loans
We carry our investment in real-estate related loans at amortized cost with an assessment made for impairment in the event recoverability of the principal amount becomes doubtful. If, upon testing for impairment, the fair value result of our investments in real-estate related loans or its collateral is lower than the carrying amount of the loan, an allowance is recorded to lower the carrying amount to fair value, with a loss recorded in earnings. The amortized cost of our investments in real-estate related loans on the consolidated balance sheets consists of drawn amounts on the loans, net of unamortized costs and fees directly associated with the origination of the loan. Costs we incur associated with originating investments in real-estate related loans are deferred and amortized on a straight-line basis, which approximates the effective interest method, over the term of the corresponding investment in real-estate related loan as an adjustment to interest income and are reflected on our consolidated statements of operations as other revenues. Interest income on our investments in real-estate related loans is recognized on an accrual basis over the life of the loan.
Cash and Cash Equivalents
We consider all cash on deposit, money market funds and short-term investments with original maturities of three months or less to be cash and cash equivalents. We maintain cash in demand deposit accounts at several major commercial banks where balances in individual accounts at times exceeds FDIC insured amounts. We have not experienced any losses in such accounts.
Restricted Cash
Restricted cash includes a construction bond, residents’ security deposits, cash in escrow for self-insurance retention, cash in escrow for acquisitions, escrow deposits held by lenders for property taxes, insurance, debt service and replacement reserves, and utility deposits.
Other Assets
Other assets consist primarily of intangible assets acquired in connection with the CRII Merger, as well as receivables, deferred tax assets, prepaid expenses, equipment, related party notes, related party receivables and other assets.
Unsecured Promissory Notes
The 2017 6% Notes and the 2019 6% Notes are unsecured notes issued to investors outside of the United States. These unsecured promissory notes are described in Note 6. These instruments are similar in nature, have fixed interest rates and maturity dates, and are denominated in U.S. dollars.
Preferred Stock
Series 2016 Preferred Stock, Series 2017 Preferred Stock and Series 2019 Preferred Stock are described in Note 8. These instruments are similar in nature and are classified as liabilities on the consolidated balance sheet due to the mandatory redemption of these instruments on a fixed date for a fixed amount. Preferred stock distributions are recorded as interest expense.
Debt Financing Costs
Debt financing costs are presented as a direct deduction from the carrying amount of the associated debt liability, which includes mortgage notes, unsecured promissory notes, our revolving credit facility and preferred stock. Debt financing costs are amortized over the life of the related liability through interest expense.
Revenue Recognition
We lease our multifamily residential units with rents generally due on a monthly basis. Terms are one year or less, renewable upon consent of both parties on an annual or monthly basis. Rental and other property revenues is recognized in accordance with Accounting Standards Codification (“ASC”) No. 842,
Leases
(“Topic 842”). Rental and other property revenues represented 88% of our total revenue for the year ended December 31, 2021.
Our
non-lease
related revenue consists of income earned from our property management, development, asset management and interest income from our investments in real-estate related loans. Property management and development revenue is derived primarily from our property management services, development and construction work, and internet services. Other revenues consists of interest revenue from our investments in real-estate related loans and asset management revenue, which is derived from our asset management agreement with Cottonwood Multifamily Opportunity Fund, Inc.
Non-lease
revenues are recognized in accordance with Accounting Standards Update
No. 2014-09,
Revenue from Contracts with Customers
(“Topic 606”) (“ASU
2014-09”),
as subsequently amended. The guidance requires that revenue (outside of the scope of Topic 842) is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services.
Income Taxes
We elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended, beginning with the year ending December 31, 2019. CCI, as a REIT, is not subject to federal income tax with respect to that portion of its income that meets certain criteria and is distributed annually to stockholders. To continue to qualify as a REIT, we must meet certain organizational and operational requirements, including a requirement to distribute at least 90% of the REIT’s taxable income, excluding net capital gains, to stockholders. We have adhered to, and intend to continue to adhere to, these requirements to maintain REIT status.
If we fail to qualify as a REIT in any taxable year, we will be subject to federal income tax on our taxable income at regular corporate income tax rates and generally will not be permitted to qualify for treatment as a REIT for federal income tax purposes for the four taxable years following the year during which qualification is lost unless the Internal Revenue Service grants relief under certain statutory provisions. As a qualified REIT, we are still subject to certain state and local taxes and may be subject to federal income and excise taxes on undistributed taxable income. In addition, taxable income from activities managed through our taxable REIT subsidiary (“TRS”) are subject to federal, state and local income taxes. Provision for such taxes has been included in income tax expense on our consolidated statements of operations.
CROP is generally not subject to federal and state income taxes. OP Unit holders, including CCI, are subject to tax on their respective allocable shares of CROP’s taxable income. However, there are certain states that require an entity level tax on CROP.
We determine deferred tax assets and liabilities applicable to the TRS based on differences between financial reporting and tax bases of existing assets and liabilities. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, only to the extent that it is more likely than not that future taxable profits will be available against which they can be utilized. We recognize interest and penalties relating to uncertain tax positions in income tax expense when incurred.
Our deferred tax assets in 2020 were fully allowed for. For the year ended December 31, 2021, we had an income tax provision of $1.2 million of which $1.1 million was current and $0.1 million was deferred. As of December 31, 2021, our net deferred tax liability was $2.1 million.
Noncontrolling Interests
The portion of ownership interests in consolidated entities not held by CCI are reported as noncontrolling interests. Equity and net income (loss) attributable to CCI and to noncontrolling interests are presented separately on the consolidated financial statements. Changes in noncontrolling ownership interests, as in the case of the CMRI Merger and CMRII Merger, are accounted for as equity transactions.
Noncontrolling interest—limited partners
—These noncontrolling interests represent ownership interest in CROP (“OP Unit”) not held by CCI, the general partner. Net income or loss is allocated to these limited partners of CROP based on their ownership percentage. Issuance of additional common stock by CCI or OP Units to limited partners changes the ownership interests of both CCI and the limited partners of CROP.
Consistent with the
one-for-one
relationship between the OP Units issued to CCI, limited partners are attributed a share of net income or loss in CROP based on their weighted-average ownership interest in CROP during the period.
Noncontrolling interest—partially owned entities
—These noncontrolling interests represent ownership interests that are not held by us in consolidated entities. Net income (loss) is allocated to noncontrolling interests in partially owned entities based on ownership percentage in those entities.
Refer to Note 11 for more information on our noncontrolling interests.
Organization and Offering Costs
Organization and offering costs in the Initial Offering were paid by our advisor, which totaled $14.1 million. Organization and offering costs with the
Follow-on
Offering are paid by purchasers of the shares through an adjustment to the purchase price of the share or their distribution (depending on the class of share purchased) or by us. They are recorded as an offset to equity. As of December 31, 2021, we had incurred $1.7 million of organization and offering costs with the
Follow-on
Offering.
Organization and offering costs in the Private Offering are paid by us. They are deferred and amortized up to the redemption date through interest expense. As of December 31, 2021, we had incurred $11.6 million of organization and offering costs with the Private Offering.
Recent Accounting Pronouncements
The following table provides a brief description of recent accounting pronouncements that could have a material effect on our consolidated financial statements:

Standard	Description	Required date of adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments	This ASU requires entities to estimate a lifetime expected credit loss for most financial assets, including trade and other receivables and other long term financings including available for sale and held-to-maturity
debt securities, and loans. Subsequently, the FASB issued ASU
2018-19,
Codification Improvements to Topic 326, Financial Instruments-Credit Losses, which amends the scope of ASU
2016-13
and clarified that receivables arising from operating leases are not within the scope of the standard and should continue to be accounted for in accordance with the leases standard (Topic 842).	January 1, 2023	ASU
2016-13
affects entities holding financial assets and net investments in leases that are not accounted for at fair value through net income. The amendments in ASU
2016-13
require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. We are evaluating the impact of adopting ASU
2016-13
on our financial statements.